Net (Loss) / Income Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Basic and Diluted Net Losses Per Share	Basic and diluted net (loss) / income per share are presented as follows:

	Six Months Ended June 30,
	2023	2024
Net (loss) / income attributable to owners of the Company (in thousands)	$(30,474)	$7,649
Weighted average number of ordinary shares outstanding	55,051,351	55,143,590

Basic net (loss) / income per share	$(0.55)	$0.14

Net (loss) / income attributable to owners of the Company (in thousands)	$(30,474)	$7,649
Weighted average number of ordinary shares outstanding	55,051,351	55,554,249

Diluted net (loss) / income per share	$(0.55)	$0.14